Income Taxes (Details 1)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Schedule of effective tax rate [Abstract]
US Statutory tax rate		21.00%	21.00%
Permanent difference	[1]	0.40%	5.10%
Change in valuation allowance		(21.40%)	(40.20%)
Rate differential in foreign jurisdiction		(1.00%)	(1.00%)
Effective rate		(1.00%)	(15.10%)

[1]	Permanent difference includes non-deductible stock compensation expenses.